Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 430,416	$ 371,350
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		245,657	221,366
Bank assets [member] | Cash and due from banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		108	80
Bank assets [member] | Securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[1]	174,514	139,553
Bank assets [member] | Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		59,886	71,419
Bank assets [member] | Other assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		11,149	10,314
Third-party Assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Collateral received and available for sale or re-pledging	[2]	232,840	195,071
Less: Collateral not sold or re-pledged	[2]	(48,081)	(45,087)
Pledged assets and collateral	[2]	184,759	149,984
Clearing systems, payment systems and depositories [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		18,136	26,203
Foreign governments and central banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		38	46
Obligations related to securities sold short [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		54,876	35,030
Obligations related to securities sold under repurchase agreements [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		119,956	97,878
Securities borrowing and lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[3]	122,729	99,405
Derivative transactions [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		21,870	19,224
Securitization [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		21,873	23,739
Covered bonds [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		23,125	27,235
Other [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[4]	$ 47,813	$ 42,590

[1]	Includes NHA MBS of $6,690 million, which are included in loans in our Consolidated Balance Sheet ($5,492 million as at October 31, 2024).
[2]	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
[3]	Includes off-balance sheet securities borrowing and lending.
[4]	Includes $16,734 million of assets that have been pledged to support Federal Home Loan Bank activity ($21,235 million as at October 31, 2024).